Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Financial instruments, measured at fair value

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$112,349	$0	$112,349	$0
Restricted cash	3,290	0	3,290	0
Restricted time deposits	240	0	240	0
Short-term investments	321,483	0	321,483	0
Equity investments with readily determinable fair values	9,320	9,320	0	0

Assets measured at fair value on nonrecurring basis

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$3,115	$0	$0	$3,115
Intangible assets, net	9,922	0	0	9,922
Goodwill	47,390	0	0	47,390

		Fair value measurements at reporting date using
Items	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,585	$0	$0	$2,585
Intangible assets, net	4,842	0	0	4,842
Goodwill	48,434	0	0	48,434